Revenue From Services Rendered	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Revenue from services rendered
18	Revenue from services rendered

	2024	2023	2022
Gross revenue from management fees	516,834	420,879	396,532
Gross revenue from performance fees	38,174	22,628	15,343
Gross revenue from advisory services	72,551	43,480	24,072
Gross revenue from other revenues	7,924	—	—

Gross revenue from services rendered	635,483	486,987	435,947

In Brazil	424,840	397,092	338,937
Abroad	210,643	89,895	97,010
Taxes and contributions	(34,704)	(32,567)	(27,852)

Net revenue from services rendered	600,779	454,420	408,095

Net revenue from management fees	487,533	393,367	371,501
Net revenue from performance fees	37,188	21,254	14,600
Net revenue from advisory services	68,134	39,799	21,994
Net revenue from other revenues	7,924	—	—